Schedule of Investments (unaudited) April 30, 2020	iShares Edge MSCI Min Vol EAFE Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 95.3%

Australia — 5.8%
Aurizon Holdings Ltd.	151,238	$459,439
AusNet Services	152,543	186,045
Australia & New Zealand Banking Group Ltd.	10,848	117,836
Brambles Ltd.	19,166	136,990
Caltex Australia Ltd.	7,922	127,543
Coca-Cola Amatil Ltd.	27,153	151,177
Cochlear Ltd.	634	75,381
Commonwealth Bank of Australia	14,583	589,102
Crown Resorts Ltd.	36,682	234,823
CSL Ltd.	2,169	432,341
Dexus	14,923	88,588
GPT Group	39,440	108,392
Harvey Norman Holdings Ltd.(a)	28,543	51,212
Insurance Australia Group Ltd.	47,669	178,106
Medibank Pvt Ltd.	94,712	165,918
National Australia Bank Ltd.	10,869	119,097
Newcrest Mining Ltd.	27,141	541,005
Ramsay Health Care Ltd.	3,699	150,222
Scentre Group	70,623	106,093
Sonic Healthcare Ltd.	37,065	654,577
Suncorp Group Ltd.	16,172	96,140
Sydney Airport(a)(b)	68,340	278,375
Telstra Corp. Ltd.	155,243	305,396
Transurban Group(b)	76,390	680,999
Vicinity Centres	39,066	37,399
Wesfarmers Ltd.	43,484	1,056,202
Westpac Banking Corp.	19,656	204,504
Woolworths Group Ltd.	55,595	1,286,575

		8,619,477

Belgium — 2.4%
Ageas	7,159	258,040
Colruyt SA	12,411	743,811
Groupe Bruxelles Lambert SA	13,914	1,113,062
Proximus SADP	31,855	679,895
UCB SA	7,875	721,656

		3,516,464

China — 0.1%
BOC Hong Kong Holdings Ltd.	46,500	142,715

Denmark — 2.8%
Carlsberg A/S, Class B	5,043	636,189
Chr Hansen Holding A/S	1,044	90,018
Coloplast A/S, Class B	6,573	1,036,719
DSV Panalpina AS	747	77,613
H Lundbeck A/S	3,022	110,260
Novo Nordisk A/S, Class B	15,731	1,003,481
Orsted A/S(c)	4,783	483,133

Security	Shares	Value

Denmark (continued)
Tryg A/S	27,163	$724,432

		4,161,845

Finland — 1.5%
Elisa OYJ	18,509	1,124,759
Neste OYJ	2,299	81,190
Nokia OYJ(a)	38,637	139,284
Sampo OYJ, Class A	25,777	854,442

		2,199,675

France — 6.0%
Aeroports de Paris(a)	3,638	355,129
Air Liquide SA	5,884	747,587
Alstom SA	7,789	319,497
Covivio	1,678	105,381
Danone SA	9,376	653,479
EssilorLuxottica SA(a)	4,058	504,103
Eurazeo SE(a)	1,179	56,466
Getlink SE(a)	20,258	258,391
Hermes International	1,863	1,361,983
L’Oreal SA	2,270	659,982
Orange SA	79,112	961,134
Pernod Ricard SA	3,473	530,312
Sanofi	13,282	1,297,303
SCOR SE	4,738	133,492
Sodexo SA	5,199	415,637
Thales SA(a)	4,046	306,408
TOTAL SA	5,787	205,394

		8,871,678

Germany — 4.0%
adidas AG(a)	571	130,720
Beiersdorf AG	7,138	746,837
Deutsche Boerse AG	3,121	483,875
Deutsche Telekom AG, Registered Shares	94,742	1,385,092
Fraport AG Frankfurt Airport Services Worldwide(a)	1,001	43,847
Hannover Rueck SE	5,569	887,334
Henkel AG & Co. KGaA	3,599	280,554
Merck KGaA	4,832	560,794
METRO AG	4,929	43,066
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	4,235	927,568
Siemens Healthineers AG(c)	4,172	183,668
Symrise AG	1,074	108,806
Telefonica Deutschland Holding AG	25,212	71,722

		5,853,883

Hong Kong — 8.5%
CK Infrastructure Holdings Ltd.	97,000	576,181
CLP Holdings Ltd.	178,000	1,905,334
Dairy Farm International Holdings Ltd.	75,600	362,292
Hang Seng Bank Ltd.	40,200	703,100

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Edge MSCI Min Vol EAFE Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
HK Electric Investments & HK Electric Investments Ltd.(b)	593,000	$613,525
HKT Trust & HKT Ltd.(b)	847,000	1,366,821
Hong Kong & China Gas Co. Ltd.	846,334	1,516,799
Jardine Matheson Holdings Ltd.	13,400	586,935
Jardine Strategic Holdings Ltd.	23,300	500,878
Link REIT	54,000	481,369
MTR Corp. Ltd.	238,500	1,321,368
PCCW Ltd.	950,000	581,955
Power Assets Holdings Ltd.	280,000	1,876,076
Yue Yuen Industrial Holdings Ltd.	117,000	186,633

		12,579,266

Ireland — 1.2%
Flutter Entertainment PLC(a)	1,025	126,150
Kerry Group PLC, Class A	11,909	1,366,384
Kingspan Group PLC(a)	4,283	218,249

		1,710,783

Israel — 1.6%
Azrieli Group Ltd.	1,011	59,865
Bank Hapoalim BM	78,668	504,227
Bank Leumi Le-Israel BM	116,796	629,309
Check Point Software Technologies Ltd.(a)	2,322	245,528
Elbit Systems Ltd.	644	87,305
Mizrahi Tefahot Bank Ltd.	25,167	515,448
Nice Ltd.(a)	1,535	252,092

		2,293,774

Italy — 1.1%
Assicurazioni Generali SpA	28,338	404,288
Davide Campari-Milano SpA	8,714	67,728
Enel SpA	24,087	164,525
Recordati SpA	3,713	161,693
Snam SpA	127,249	570,825
Terna Rete Elettrica Nazionale SpA	30,960	193,869

		1,562,928

Japan — 27.3%
ABC-Mart, Inc.	7,400	376,058
Ajinomoto Co., Inc.	18,500	329,499
ANA Holdings, Inc.(a)	25,700	546,124
Asahi Group Holdings Ltd.	9,800	336,976
Astellas Pharma, Inc.	4,900	81,042
Bandai Namco Holdings, Inc.	2,400	119,919
Bridgestone Corp.	9,300	289,484
Calbee, Inc.	2,400	72,618
Canon, Inc.	45,000	946,581
Central Japan Railway Co.	2,900	456,328
Chugai Pharmaceutical Co. Ltd.	3,500	417,206
Chugoku Electric Power Co., Inc.	61,300	824,795
Daiwa House REIT Investment Corp.	395	955,742
East Japan Railway Co.	9,300	679,086

Security	Shares	Value

Japan (continued)
Fast Retailing Co. Ltd.	100	$47,425
FUJIFILM Holdings Corp.	5,900	281,032
Hankyu Hanshin Holdings, Inc.	6,100	208,698
Hikari Tsushin, Inc.	1,200	232,236
Japan Airlines Co. Ltd.	25,800	460,215
Japan Post Bank Co. Ltd.	90,600	841,238
Japan Post Holdings Co. Ltd.	148,800	1,190,234
Japan Prime Realty Investment Corp.	175	484,750
Japan Real Estate Investment Corp.	266	1,436,734
Japan Retail Fund Investment Corp.	586	638,872
Japan Tobacco, Inc.	33,000	614,561
Kamigumi Co. Ltd.	6,100	107,393
Kao Corp.	3,300	254,484
KDDI Corp.	24,700	715,418
Keihan Holdings Co. Ltd.	9,000	404,511
Keio Corp.	7,800	441,227
Keisei Electric Railway Co. Ltd.	3,900	117,641
Kintetsu Group Holdings Co. Ltd.	22,300	1,065,283
Kirin Holdings Co. Ltd.	5,700	110,000
Kyowa Kirin Co. Ltd.	4,600	106,764
Kyushu Electric Power Co., Inc.	18,200	144,216
Kyushu Railway Co.	30,500	820,545
Lawson, Inc.	11,200	582,171
Maruichi Steel Tube Ltd.	2,900	65,206
McDonald’s Holdings Co. Japan Ltd.	14,900	728,548
MEIJI Holdings Co. Ltd.	6,900	479,231
Mitsubishi Heavy Industries Ltd.	2,200	56,416
Mizuho Financial Group, Inc.	729,500	849,444
MS&AD Insurance Group Holdings, Inc.	3,900	112,359
Nagoya Railroad Co. Ltd.	29,000	829,869
NEC Corp.	15,900	610,159
NH Foods Ltd.	2,300	81,641
Nippon Building Fund, Inc.	228	1,359,617
Nippon Prologis REIT, Inc.	396	1,096,245
Nippon Telegraph & Telephone Corp.	43,700	995,208
Nissin Foods Holdings Co. Ltd.	2,500	205,509
Nitori Holdings Co. Ltd.	3,400	521,137
Nomura Real Estate Master Fund, Inc.	631	717,582
NTT DOCOMO, Inc.	70,500	2,077,721
Odakyu Electric Railway Co. Ltd.	14,200	313,143
Olympus Corp.	5,000	79,334
Oracle Corp. Japan	1,400	144,127
Oriental Land Co. Ltd.	8,900	1,125,362
Orix J-REIT, Inc.	540	645,565
Osaka Gas Co. Ltd.	5,200	96,833
Pan Pacific International Holdings Corp.	16,200	313,854
Sankyo Co. Ltd.	10,000	274,565
Secom Co. Ltd.	11,600	965,343
Seibu Holdings, Inc.	12,200	146,365
Sekisui House Ltd.	20,900	358,533
Seven & i Holdings Co. Ltd.	13,525	447,908
Seven Bank Ltd.	26,500	71,837
SG Holdings Co. Ltd.	3,200	89,034
Shimamura Co. Ltd.	4,500	283,709

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Edge MSCI Min Vol EAFE Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Shimano, Inc.	1,100	$162,091
Shionogi & Co. Ltd.	5,800	320,320
Softbank Corp.	26,000	354,067
Sohgo Security Services Co. Ltd.	2,100	100,174
Suntory Beverage & Food Ltd.	19,300	726,805
Takeda Pharmaceutical Co. Ltd.	5,500	198,338
Tobu Railway Co. Ltd.	16,400	556,289
Toho Co. Ltd.	4,500	147,364
Tokio Marine Holdings, Inc.	4,800	225,195
Tokyo Gas Co. Ltd.	13,400	294,075
Tokyu Corp.	4,900	73,755
Toyo Suisan Kaisha Ltd.	16,900	812,668
United Urban Investment Corp.	657	659,136
USS Co. Ltd.	5,100	80,758
West Japan Railway Co.	14,900	920,785
Yamada Denki Co. Ltd.	140,500	666,272
Yamazaki Baking Co. Ltd.	5,600	99,031

		40,275,633

Netherlands — 1.6%
Heineken Holding NV(a)	1,448	112,821
Heineken NV(a)	3,240	275,594
Koninklijke Ahold Delhaize NV	34,226	831,018
Koninklijke KPN NV	66,159	152,387
Koninklijke Vopak NV	3,785	218,257
Royal Dutch Shell PLC, Class A	14,110	232,310
Wolters Kluwer NV	7,262	534,145

		2,356,532

New Zealand — 0.7%
Auckland International Airport Ltd.(a)	77,422	285,903
Fisher & Paykel Healthcare Corp. Ltd.	10,377	173,366
Meridian Energy Ltd.	67,351	183,511
Ryman Healthcare Ltd.	10,367	75,626
Spark New Zealand Ltd.	127,171	344,164

		1,062,570

Norway — 1.1%
Gjensidige Forsikring ASA(a)	13,797	243,446
Mowi ASA	12,521	214,447
Orkla ASA	70,791	639,447
Telenor ASA	35,112	538,584

		1,635,924

Singapore — 3.3%
Ascendas Real Estate Investment Trust	73,436	153,575
CapitaLand Mall Trust	179,000	238,160
ComfortDelGro Corp. Ltd.	64,700	75,429
DBS Group Holdings Ltd.	23,600	332,267
Oversea-Chinese Banking Corp. Ltd.	78,000	497,664
SATS Ltd.	146,100	338,484
Singapore Airlines Ltd.	120,700	521,937
Singapore Exchange Ltd.	85,700	584,397
Singapore Technologies Engineering Ltd.	264,900	641,520

Security	Shares	Value

Singapore (continued)
Singapore Telecommunications Ltd.	447,300	$893,811
United Overseas Bank Ltd.	27,935	399,166
Wilmar International Ltd.	102,300	257,620

		4,934,030

Spain — 1.1%
Aena SME SA(a)(c)	2,146	271,652
Endesa SA	30,279	671,593
Iberdrola SA	29,135	289,829
Red Electrica Corp. SA	25,579	450,238

		1,683,312

Sweden — 0.5%
ICA Gruppen AB	9,746	426,440
Telia Co. AB	105,012	365,123

		791,563

Switzerland — 13.4%
Alcon, Inc.(a)	1,447	76,368
Baloise Holding AG, Registered Shares	5,165	772,774
Barry Callebaut AG, Registered Shares	250	489,507
Chocoladefabriken Lindt & Spruengli AG	117	911,429
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	5	419,782
Geberit AG, Registered Shares	841	376,098
Givaudan SA, Registered Shares	558	1,871,132
Kuehne + Nagel International AG, Registered Shares(a)	3,896	557,293
Nestle SA, Registered Shares	22,933	2,428,834
Novartis AG, Registered Shares	19,771	1,687,227
Partners Group Holding AG	539	424,754
Roche Holding AG	8,075	2,796,351
SGS SA, Registered Shares	30	67,671
Sonova Holding AG, Registered Shares	1,444	260,806
Swiss Life Holding AG, Registered Shares	2,381	844,358
Swiss Prime Site AG, Registered Shares	7,484	712,525
Swiss Re AG	16,660	1,210,620
Swisscom AG, Registered Shares	4,303	2,235,804
Zurich Insurance Group AG	5,400	1,712,093

		19,855,426

United Kingdom — 11.3%
Admiral Group PLC(a)	27,038	788,984
Associated British Foods PLC(a)	3,794	90,067
AstraZeneca PLC	9,269	969,463
BAE Systems PLC	64,633	412,257
Berkeley Group Holdings PLC	4,001	210,025
BP PLC	26,238	103,389
British American Tobacco PLC	3,600	138,759
Bunzl PLC(a)	8,495	184,382
Coca-Cola European Partners PLC	10,165	402,941
Compass Group PLC(a)	53,372	898,112
Croda International PLC	3,688	226,147
Diageo PLC	40,017	1,377,779

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Edge MSCI Min Vol EAFE Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Direct Line Insurance Group PLC(a)	215,695	$734,881
Experian PLC	11,465	344,298
GlaxoSmithKline PLC	71,492	1,491,508
Halma PLC	3,999	105,135
HSBC Holdings PLC(a)	106,976	549,852
Imperial Brands PLC	10,533	221,598
National Grid PLC	128,353	1,504,137
Reckitt Benckiser Group PLC	3,666	305,377
RELX PLC	44,964	1,014,468
Rentokil Initial PLC(a)	13,805	82,134
RSA Insurance Group PLC(a)	83,925	380,353
Sage Group PLC	14,610	117,501
Severn Trent PLC	9,132	274,029
Smith & Nephew PLC	45,336	887,184
SSE PLC	28,472	446,594
Tesco PLC	54,871	162,298
Unilever NV	12,582	626,575
Unilever PLC	16,585	853,998
United Utilities Group PLC	20,482	231,853
Vodafone Group PLC	110,631	156,064

Security	Shares	Value

United Kingdom (continued)
Whitbread PLC(a)	3,010	$112,913
WM Morrison Supermarkets PLC	101,001	232,118

		16,637,173

Total Long-Term Investments — 95.3% (Cost — $142,778,602)		140,744,651

Short-Term Securities — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.21%(d)(e)	525,029	525,029

Total Short-Term Securities — 0.3% (Cost — $525,029)		525,029

Total Investments — 95.6% (Cost — $143,303,631)		141,269,680

Other Assets Less Liabilities — 4.4%		6,476,529

Net Assets — 100.0%		$147,746,209

(a)	Non-income producing security.
(b)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Annualized 7-day yield as of period end.
(e)

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended April 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold		Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares(b)	637,956	—		(637,956	)(c)	—	$—	$3,819	(d)	$(813)	$(201)
BlackRock Cash Funds: Treasury, SL Agency Shares	156,274	368,755	(c)	—		525,029	525,029	4,096		—	—

							$525,029	$7,915		$(813)	$(201)

(a)	Includes net capital gain distributions, if applicable.
(b)	As of period end, the entity is no longer held by the Fund.
(c)	Represents net shares purchased (sold).
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

FTSE	Financial Times Stock Exchange

REIT	Real Estate Investment Trust

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Edge MSCI Min Vol EAFE Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Nikkei 225 Index	26	06/11/20	$2,437	$266,024
SPI 200 Index	22	06/18/20	1,986	175,049
FTSE 100 Index	29	06/19/20	2,150	128,850

				$569,923

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares Edge MSCI Min Vol EAFE Index Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks(a):
Australia	$—	$8,619,477	$—	$8,619,477
Belgium	—	3,516,464	—	3,516,464
China	—	142,715	—	142,715
Denmark	—	4,161,845	—	4,161,845
Finland	—	2,199,675	—	2,199,675
France	—	8,871,678	—	8,871,678
Germany	—	5,853,883	—	5,853,883
Hong Kong	—	12,579,266	—	12,579,266
Ireland	1,584,633	126,150	—	1,710,783
Israel	245,528	2,048,246	—	2,293,774
Italy	—	1,562,928	—	1,562,928
Japan	—	40,275,633	—	40,275,633
Netherlands	1,140,817	1,215,715	—	2,356,532
New Zealand	—	1,062,570	—	1,062,570
Norway	—	1,635,924	—	1,635,924
Singapore	—	4,934,030	—	4,934,030
Spain	—	1,683,312	—	1,683,312
Sweden	—	791,563	—	791,563
Switzerland	—	19,855,426	—	19,855,426
United Kingdom	402,941	16,234,232	—	16,637,173
Short-Term Securities	525,029	—	—	525,029

	$3,898,948	$137,370,732	$—	$141,269,680

Derivative Financial Instruments(b)
Assets:
Equity contracts	569,923	—	—	569,923

	$569,923	$—	$—	$569,923

(a)	See above Schedule of Investments for values in each country.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation on the instrument.